Employee Benefits - Summary of Number of Awards and Movements for all Share Plans (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
WEP [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	$ 16.3	$ 15.17
Restricted Shares [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date		20.18
Restricted Shares [member] | Bottom of range [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	19.2
Restricted Shares [member] | Top of range [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	19.27
Performance Rights [member] | Bottom of range [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	13.08	11.66
Performance Rights [member] | Top of range [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	13.71	14.44
SWEP [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	$ 19.74	$ 0